UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—20.61%
Federal Farm Credit Bank
0.500%, due 08/09/10(1)	95,000,000	94,828,472
Federal Home Loan Bank
0.140%, due 04/07/10(1)	235,000,000	234,994,517
0.189%, due 04/09/10(2)	175,000,000	175,000,529
0.410%, due 04/13/10(2)	175,000,000	175,000,000
0.120%, due 04/23/10(1)	245,000,000	244,982,033
0.160%, due 05/03/10(1)	92,000,000	91,986,915
0.750%, due 09/30/10	95,000,000	95,115,413
0.500%, due 10/15/10	65,200,000	65,197,745
0.500%, due 10/29/10	45,540,000	45,591,921
0.500%, due 12/28/10	160,000,000	160,000,000
0.570%, due 04/13/11	50,000,000	49,990,053
Federal Home Loan Mortgage Corp.*
0.250%, due 04/05/10(1)	100,000,000	99,997,222
Federal National Mortgage Association*
0.141%, due 04/13/10(2)	180,000,000	180,000,000
2.375%, due 05/20/10	120,015,000	120,382,291
0.190%, due 06/09/10(1)	230,000,000	229,916,242
2.875%, due 10/12/10	40,928,000	41,441,767
US Treasury Bills
0.105%, due 04/22/10(1)	103,000,000	102,993,691
0.115%, due 04/29/10(1)	290,000,000	289,974,061
0.098%, due 06/24/10(1),(3)	50,000,000	49,988,567
0.495%, due 07/29/10(1)	100,000,000	99,836,375
0.498%, due 07/29/10(1)	50,000,000	49,917,774
0.423%, due 12/16/10(1),(3)	195,000,000	194,407,268
US Treasury Notes
4.500%, due 05/15/10	100,000,000	100,513,463

Total US government and agency obligations (cost—$2,992,056,319)		2,992,056,319

Time deposits—3.03%
Banking-non-US—3.03%
Citibank N.A., Nassau
0.080%, due 04/01/10	225,000,000	225,000,000
State Street Bank & Trust Co., Cayman Islands
0.010%, due 04/01/10	215,000,000	215,000,000

Total time deposits (cost—$440,000,000)		440,000,000

Bank note—1.03%
Banking-US—1.03%
Bank of America N.A.
0.200%, due 04/09/10 (cost—$150,000,000)	150,000,000	150,000,000

Certificates of deposit—16.47%
Banking-non-US—15.61%
Bank of Montreal
0.190%, due 04/12/10	204,000,000	204,000,000
Bank of Nova Scotia
1.100%, due 05/11/10	40,000,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.190%, due 04/06/10	80,000,000	80,000,000
0.210%, due 04/27/10	200,000,000	200,000,000
Barclays Bank PLC
0.290%, due 06/24/10	196,000,000	196,000,000

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
BNP Paribas SA
0.220%, due 04/07/10	125,000,000	124,999,998
0.430%, due 11/19/10	3,500,000	3,500,000
Credit Agricole CIB
0.330%, due 06/22/10	100,000,000	100,003,411
Mizuho Corporate Bank Ltd.
0.230%, due 04/23/10	150,000,000	150,000,000
National Australia Bank Ltd.
0.210%, due 04/30/10	144,000,000	144,000,000
Rabobank Nederland NV
0.290%, due 07/06/10	129,000,000	129,000,000
Royal Bank of Scotland PLC
0.200%, due 04/19/10	150,000,000	150,000,000
0.260%, due 06/17/10	125,000,000	125,000,000
Societe Generale
0.210%, due 05/03/10	61,000,000	61,000,000
0.240%, due 05/21/10	75,000,000	75,000,000
UniCredito Italiano SpA
0.240%, due 05/05/10	149,000,000	149,000,000
Westpac Banking Corp.
0.170%, due 04/01/10(2)	100,000,000	100,000,000
0.240%, due 04/01/10(2)	203,250,000	203,250,000
0.250%, due 04/01/10(2)	33,000,000	33,000,000

		2,267,753,409

Banking-US—0.86%
State Street Bank & Trust Co.
0.220%, due 05/20/10	124,500,000	124,500,000

Total certificates of deposit (cost—$2,392,253,409)		2,392,253,409

Commercial paper(1)—47.57%
Asset backed-miscellaneous—22.40%
Amsterdam Funding Corp.
0.200%, due 04/13/10	100,000,000	99,993,333
Atlantic Asset Securitization LLC
0.170%, due 04/08/10	88,503,000	88,500,075
Barton Capital LLC
0.200%, due 04/07/10	44,768,000	44,766,508
0.190%, due 04/09/10	50,011,000	50,008,888
0.200%, due 04/14/10	176,040,000	176,027,286
Bryant Park Funding LLC
0.200%, due 04/15/10	50,000,000	49,996,111
Chariot Funding LLC
0.190%, due 04/19/10	146,000,000	145,986,130
0.200%, due 04/28/10	71,000,000	70,989,350
Enterprise Funding Co. LLC
0.180%, due 04/23/10	35,000,000	34,996,150
Fairway Finance Co. LLC
0.180%, due 04/08/10	49,424,000	49,422,270
0.180%, due 05/07/10	125,061,000	125,038,489
Falcon Asset Securitization Corp.
0.200%, due 04/27/10	237,000,000	236,965,767
0.250%, due 06/17/10	58,800,000	58,768,558
0.250%, due 06/24/10	50,000,000	49,970,833

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(continued)
Asset backed-miscellaneous—(concluded)
Jupiter Securitization Co. LLC
0.170%, due 04/08/10	100,000,000	99,996,695
0.180%, due 04/12/10	50,011,000	50,008,249
0.190%, due 04/21/10	51,317,000	51,311,583
0.200%, due 04/27/10	75,018,000	75,007,164
Kitty Hawk Funding Corp.
0.180%, due 04/15/10	37,521,000	37,518,374
0.200%, due 05/05/10	169,126,000	169,094,054
Liberty Street Funding LLC
0.190%, due 04/16/10	50,000,000	49,996,042
LMA Americas LLC
0.260%, due 06/22/10	110,000,000	109,934,856
Market Street Funding LLC
0.270%, due 06/17/10	74,122,000	74,079,195
Old Line Funding Corp.
0.170%, due 04/06/10	110,079,000	110,076,401
0.180%, due 04/16/10	27,315,000	27,312,951
0.250%, due 06/21/10	62,000,000	61,965,125
Ranger Funding Co. LLC
0.170%, due 04/01/10	33,278,000	33,278,000
0.200%, due 04/19/10	100,000,000	99,990,000
0.180%, due 04/27/10	40,000,000	39,994,800
Regency Markets No.1 LLC
0.200%, due 04/12/10	30,045,000	30,043,164
0.220%, due 04/15/10	25,192,000	25,189,845
0.210%, due 04/19/10	42,614,000	42,609,526
Sheffield Receivables Corp.
0.170%, due 04/07/10	17,500,000	17,499,504
0.180%, due 04/22/10	40,000,000	39,995,800
0.180%, due 04/28/10	10,000,000	9,998,650
Thames Asset Global Securitization No. 1
0.200%, due 04/15/10	90,000,000	89,993,000
0.210%, due 04/23/10	60,106,000	60,098,286
Thunderbay Funding
0.200%, due 04/05/10	33,736,000	33,735,250
0.170%, due 04/12/10	44,464,000	44,461,690
0.180%, due 04/15/10	37,002,000	36,999,410
0.180%, due 04/20/10	21,420,000	21,417,965
0.250%, due 06/21/10	152,000,000	151,914,500
Variable Funding Capital Corp.
0.170%, due 04/09/10	50,000,000	49,998,111
Windmill Funding Corp.
0.200%, due 04/12/10	48,000,000	47,997,067
Yorktown Capital LLC
0.170%, due 04/01/10	55,000,000	55,000,000
0.210%, due 04/05/10	95,000,000	94,997,783
0.180%, due 04/20/10	30,233,000	30,230,128

		3,253,172,916

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(continued)
Asset backed-securities—4.20%
Clipper Receivables Co. LLC
0.205%, due 04/09/10	239,000,000	238,989,112
Grampian Funding LLC
0.220%, due 04/13/10	65,000,000	64,995,234
0.230%, due 04/15/10	45,000,000	44,995,975
0.260%, due 05/04/10	170,000,000	169,959,483
0.310%, due 06/24/10	90,000,000	89,934,900

		608,874,704

Banking-non-US—3.53%
Banque et Caisse d’Epargne de L’Etat
0.190%, due 04/28/10	100,000,000	99,985,750
Eksportfinans
0.160%, due 04/20/10	150,000,000	149,987,333
Kreditanstalt für Wiederaufbau
0.140%, due 04/14/10	98,000,000	97,995,046
Svenska Handelsbanken
0.198%, due 05/28/10	130,000,000	129,959,348
Westpac Securitization NZ Ltd.
0.320%, due 04/21/10(2),(4)	35,000,000	35,000,000

		512,927,477

Banking-US—12.27%
Bank of America Corp.
0.200%, due 04/29/10	160,000,000	159,975,111
Barclays US Funding Corp.
0.200%, due 05/03/10	77,500,000	77,486,222
Danske Corp.
0.175%, due 04/19/10	201,000,000	200,982,413
Deutsche Bank Financial LLC
0.190%, due 04/07/10	300,000,000	299,990,500
Dexia Delaware LLC
0.240%, due 04/13/10	250,000,000	249,980,000
Fortis Funding LLC
0.200%, due 04/08/10	159,000,000	158,993,817
ING (US) Funding LLC
0.180%, due 04/13/10	85,000,000	84,994,900
0.200%, due 04/30/10	35,000,000	34,994,361
0.320%, due 06/16/10	100,000,000	99,932,444
0.260%, due 06/17/10	150,000,000	149,916,583
Natixis US Finance Co.
0.275%, due 04/01/10	175,000,000	175,000,000
Societe Generale N.A., Inc.
0.200%, due 04/08/10	90,000,000	89,996,500

		1,782,242,851

Brokerage—0.69%
RBS Holdings USA, Inc.
0.200%, due 05/03/10	100,000,000	99,982,222

Energy-integrated—0.22%
ENI Finance USA, Inc.
0.160%, due 04/09/10	32,200,000	32,198,855

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(concluded)
Finance-captive automotive—1.62%
Toyota Motor Credit Corp.
0.190%, due 04/05/10	100,000,000	99,997,889
0.220%, due 04/15/10	26,000,000	25,997,776
0.230%, due 05/06/10	109,000,000	108,975,626

		234,971,291

Finance-noncaptive diversified—0.99%
General Electric Capital Corp.
0.210%, due 05/03/10	144,000,000	143,973,120

Food/beverage—0.36%
Nestle Capital Corp.
0.170%, due 04/16/10	52,000,000	51,996,317

Technology-software—1.29%
Hewlett Packard Co.
0.160%, due 04/26/10	187,000,000	186,979,222

Total commercial paper (cost—$6,907,318,975)		6,907,318,975

Short-term corporate obligations—2.50%
Banking-non-US—0.27%
Commonwealth Bank of Australia
0.269%, due 04/28/10(2),(4)	39,000,000	39,000,000

Finance-captive automotive—0.24%
Toyota Motor Credit Corp.
0.230%, due 04/12/10(2)	35,000,000	35,000,000

Supranationals—1.99%
Inter-American Development Bank
0.200%, due 04/06/10(1)	75,000,000	74,997,917
International Bank for Reconstruction & Development
0.140%, due 04/09/10(1)	63,854,000	63,852,013
0.240%, due 06/28/10(1)	150,000,000	149,912,000

		288,761,930

Total short-term corporate obligations (cost—$362,761,930)		362,761,930

Repurchase agreements—9.81%
Repurchase agreement dated 03/31/10 with Deutsche Bank Securities, Inc., 0.020% due 04/01/10, collateralized by $90,790,000 Federal Home Loan Bank obligations, 1.000% to 5.375% due 08/24/11 to 05/18/16, $33,000,000 Federal Home Loan Mortgage Corp. obligations, 0.160% due 05/04/11, $90,733,000 Federal National Mortgage Association obligations, zero coupon to 6.210% due 05/05/10 to 06/05/36 and $73,850,000 Federal National Mortgage Association Principal Strips obligations, zero coupon due 10/08/27; (value—$249,594,815); proceeds: $244,700,136	244,700,000	244,700,000
Repurchase agreement dated 03/31/10 with Goldman Sachs & Co., 0.010% due 04/01/10, collateralized by $501,380,000 Federal Farm Credit Bank obligations, 0.178% to 6.300% due 04/15/10 to 02/22/40 and $138,760,000 Federal Home Loan Bank obligations, 0.750% to 1.125% due 01/18/11 to 05/18/12; (value—$642,600,169); proceeds $630,000,175	630,000,000	630,000,000
Repurchase agreement dated 03/31/10 with Morgan Stanley & Co., 0.010% due 04/01/10, collateralized by $459,335,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 04/12/10 to 01/10/11 and $440,155,400 US Treasury Bonds Principal Strips, zero coupon due 08/15/39 to 02/15/40; (value—$561,000,887); proceeds: $550,000,153	550,000,000	550,000,000
Repurchase agreement dated 03/31/10 with State Street Bank & Trust Co., 0.000% due 04/01/10, collateralized by $92,829 US Treasury Bills, zero coupon due 04/15/10 to 05/06/10; (value—$92,820): proceeds: $91,000	91,000	91,000

Total repurchase agreements (cost—$1,424,791,000)		1,424,791,000

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2010 (unaudited)

Security description	Number of shares	Value($)
Investment of cash collateral from securities loaned—0.52%
Money market fund—0.52%
UBS Private Money Market Fund LLC (cost—$75,982,210)(5)	75,982,210	75,982,210

Total investments (cost—$14,745,163,843 which approximates cost for federal income tax purposes)(6)—101.54%		14,745,163,843

Liabilities in excess of other assets—(1.54)%		(223,110,041)

Net assets (applicable to 14,522,848,938 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		14,522,053,802

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2010 and reset periodically.
(3)	Security, or portion thereof, was on loan. At March 31, 2010, the total market value of securities on loan was $74,458,850, and the total collateral held by the portfolio amounted to $75,982,210.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.51% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended March 31, 2010. The advisor earns a management fee from UBS Private Money Market LLC.

Security description	Value at 06/30/09 ($)	Purchases during the nine months ended 03/31/10 ($)	Sales during the nine months ended 03/31/10 ($)	Value at 03/31/10 ($)	Net income earned from affiliate for the nine months ended 03/31/10 ($)
UBS Private Money Market Fund LLC	108,008,820	752,735,741	784,762,351	75,982,210	45,590

(6)

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	2,992,056,319	—	2,992,056,319
Time deposits	—	440,000,000	—	440,000,000
Bank note	—	150,000,000	—	150,000,000
Certificates of deposit	—	2,392,253,409	—	2,392,253,409
Commercial paper	—	6,907,318,975	—	6,907,318,975
Short-term corporate obligations	—	362,761,930	—	362,761,930
Repurchase agreements	—	1,424,791,000	—	1,424,791,000
Investments of cash collateral from securities loaned	—	75,982,210	—	75,982,210

Total	—	14,745,163,843	—	14,745,163,843

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	74.6
Japan	4.7
United Kingdom	3.9
Australia	3.8
France	2.5
Canada	1.7
Bahamas	1.5
Cayman Islands	1.5
Italy	1.2
Norway	1.0
Sweden	0.9
Netherlands	0.9
Luxemberg	0.7
Germany	0.7
Switzerland	0.4

Total	100.0

Weighted average maturity—37 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2009

UBS RMA U.S. Government Portfolio

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—45.55%
Federal Farm Credit Bank
0.150%, due 04/01/10(1)	125,000,000	125,000,000
0.340%, due 01/14/11(2)	50,000,000	49,864,000
Federal Home Loan Bank
0.151%, due 04/13/10(1)	50,000,000	49,999,568
0.410%, due 04/13/10(1)	100,000,000	100,000,000
0.140%, due 04/16/10(2)	81,000,000	80,995,275
0.176%, due 04/26/10(1)	50,000,000	50,010,129
3.000%, due 06/11/10	14,950,000	15,028,628
4.250%, due 06/11/10	70,000,000	70,512,013
0.600%, due 06/21/10	40,000,000	39,993,088
0.700%, due 09/08/10	25,000,000	25,018,759
0.500%, due 12/28/10	25,000,000	25,000,000
0.570%, due 12/29/10	50,000,000	50,071,108
Federal Home Loan Mortgage Corp.*
0.230%, due 04/12/10(2)	75,000,000	74,994,729
0.110%, due 04/13/10(2)	250,000,000	249,990,833
0.210%, due 04/19/10(2)	75,000,000	74,992,125
0.430%, due 05/17/10(2)	50,000,000	49,972,528
0.185%, due 08/05/10(2)	174,350,000	174,237,108
0.240%, due 08/11/10(2)	25,000,000	24,978,000
Federal National Mortgage Association*
0.141%, due 04/13/10(1)	150,000,000	150,000,000
0.210%, due 08/02/10(2)	50,000,000	49,964,125
2.875%, due 10/12/10	11,500,000	11,644,359
US Treasury Notes
2.750%, due 07/31/10	107,000,000	107,824,125
2.375%, due 08/31/10	25,000,000	25,225,677
2.000%, due 09/30/10	25,000,000	25,196,880
1.500%, due 10/31/10	60,000,000	60,369,052

Total US government and agency obligations (cost—$1,760,882,109)		1,760,882,109

Repurchase agreements—54.40%
Repurchase agreement dated 03/31/10 with Bank of America, 0.010% due 04/01/10, collateralized by $83,919,900 US Treasury Bonds, 5.250% to 8.500% due 02/15/20 to 02/15/29, $177,320,000 US Treasury Bonds Principal Strips, zero coupon due 11/15/16 to 08/15/29 and $157,932,300 US Treasury Notes, 0.875% to 5.750% due 08/15/10 to 02/15/18; (value—$362,100,010); proceeds: $355,000,099	355,000,000	355,000,000
Repurchase agreement dated 03/31/10 with Barclays Bank PLC, 0.010% due 04/01/10, collateralized by $99,624,500 US Treasury Notes, 3.000% to 4.250% due 01/15/11 to 08/31/16; (value—$102,000,094); proceeds: $100,000,028	100,000,000	100,000,000
Repurchase agreement dated 03/31/10 with Deutsche Bank Securities, Inc., 0.010% due 04/01/10, collateralized by $171,358,500 US Treasury Bonds, 6.000% to 7.500% due 11/15/24 to 02/15/26, $24,905,800 US Treasury Bonds Principal Strips, zero coupon due 05/15/20 to 11/15/39 and $436,194,063 US Treasury Bonds Strips, zero coupon due 02/15/21 to 02/15/40; (value—$354,552,007); proceeds: $347,600,097	347,600,000	347,600,000
Repurchase agreement dated 03/31/10 with Goldman Sachs & Co., 0.000% due 04/01/10, collateralized by $199,855,900 US Treasury Bills, zero coupon due 04/08/10 to 01/13/11, 268,394,500 US Treasury Bonds 5.000% To 9.250% due 02/15/16 to 05/15/37 and 378,969,000 US Treasury Notes, 1.125% to 4.875% due 05/15/10 to 05/31/16; (value—$918,000,017); proceeds: $900,000,000	900,000,000	900,000,000
Repurchase agreement dated 03/31/10 with Morgan Stanley, 0.003% due 04/01/10, collateralized by $409,792,900 US Treasury Notes 3.250% due 03/31/17; (value—$408,000,056); proceeds: $400,000,028	400,000,000	400,000,000

UBS RMA U.S. Government Portfolio

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements— (concluded)
Repurchase agreement dated 03/31/10 with State Street Bank & Trust Co., 0.000% due 04/01/10, collateralized by $56,105 US Treasury Bills, zero coupon due 04/15/10 to 05/06/10; (value—$56,100); proceeds: $55,000	55,000	55,000

Total repurchase agreements (cost—$2,102,655,000)		2,102,655,000

Total investments (cost—$3,863,537,109 which approximates cost for federal income tax purposes)(3)—99.95%		3,863,537,109

Other assets in excess of liabilities—0.05%		1,772,574

Net assets (applicable to 3,865,844,731 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		3,865,309,683

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2010, and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	1,760,882,109	—	1,760,882,109
Repurchase agreements	—	2,102,655,000	—	2,102,655,000

Total	—	3,863,537,109	—	3,863,537,109

Weighted average maturity—34 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2009.

UBS Retirement Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—20.51%
Federal Farm Credit Bank
0.500%, due 08/09/10(1)	18,000,000	17,967,500
Federal Home Loan Bank
0.189%, due 04/09/10(2)	20,000,000	20,000,060
0.410%, due 04/13/10(2)	19,750,000	19,750,000
0.520%, due 06/01/10	7,000,000	6,999,570
0.550%, due 06/04/10	15,000,000	15,008,604
2.750%, due 06/18/10	15,000,000	15,079,983
0.500%, due 10/15/10	7,900,000	7,899,727
0.500%, due 12/28/10	15,000,000	15,000,000
Federal Home Loan Mortgage Corp.*
0.210%, due 04/19/10(1)	15,000,000	14,998,425
0.230%, due 07/06/10(1)	15,000,000	14,990,800
0.520%, due 07/16/10(1)	20,000,000	19,969,378
0.170%, due 07/20/10(1)	20,000,000	19,989,611
0.310%, due 11/16/10(1)	15,000,000	14,970,421
Federal National Mortgage Association*
0.141%, due 04/13/10(2)	20,000,000	20,000,000
0.190%, due 06/09/10(1)	20,000,000	19,992,717
2.875%, due 10/12/10	4,900,000	4,961,509
0.410%, due 11/15/10(1)	20,000,000	19,948,067
US Treasury Bills
0.105%, due 04/22/10(1)	20,000,000	19,998,781
0.110%, due 04/29/10(1)	20,000,000	19,998,289
0.495%, due 07/29/10(1)	12,000,000	11,980,365
0.498%, due 07/29/10(1)	6,000,000	5,990,133

Total US government and agency obligations (cost—$325,493,940)		325,493,940

Certificates of deposit—18.18%
Banking-non-US—17.68%
Bank of Montreal
0.190%, due 04/12/10	20,000,000	20,000,000
0.190%, due 04/15/10	15,000,000	15,000,000
Bank of Nova Scotia
1.100%, due 05/11/10	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.190%, due 04/06/10	20,000,000	20,000,000
0.210%, due 04/27/10	20,000,000	20,000,000
Barclays Bank PLC
0.290%, due 06/24/10	15,000,000	15,000,000
Credit Agricole CIB
0.330%, due 06/22/10	10,000,000	10,000,341
Fortis Bank Nederland NV
0.230%, due 04/26/10	20,000,000	20,000,000
Mizuho Corporate Bank Ltd.
0.230%, due 04/23/10	35,000,000	35,000,000
National Australia Bank Ltd.
0.210%, due 04/30/10	15,000,000	15,000,000
Rabobank Nederland NV
0.290%, due 07/06/10	15,000,000	15,000,000
Royal Bank of Scotland PLC
0.200%, due 04/19/10	15,000,000	15,000,000
Societe Generale
0.210%, due 05/03/10	15,000,000	15,000,000

UBS Retirement Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
UniCredito Italiano SpA
0.230%, due 04/26/10	10,000,000	10,000,000
0.235%, due 05/05/10	30,000,000	30,000,000
Westpac Banking Corp.
0.170%, due 04/01/10(2)	4,000,000	4,000,000
0.240%, due 04/01/10(2)	12,500,000	12,500,000
0.250%, due 04/01/10(2)	4,000,000	4,000,000

		280,500,341

Banking-US—0.50%
State Street Bank & Trust Co.
0.220%, due 05/20/10	8,000,000	8,000,000

Total certificates of deposit (cost—$288,500,341)		288,500,341

Commercial paper(1)—44.48%
Asset backed-miscellaneous—13.14%
Atlantic Asset Securitization LLC
0.180%, due 04/13/10	10,000,000	9,999,400
Barton Capital LLC
0.200%, due 04/14/10	10,000,000	9,999,278
Falcon Asset Securitization Corp.
0.190%, due 04/14/10	25,000,000	24,998,285
LMA Americas LLC
0.250%, due 05/19/10	5,000,000	4,998,333
Market Street Funding LLC
0.190%, due 04/14/10	15,000,000	14,998,971
0.200%, due 04/26/10	7,000,000	6,999,028
Ranger Funding Co. LLC
0.180%, due 04/27/10	15,000,000	14,998,050
Regency Markets No. 1 LLC
0.210%, due 04/15/10	25,005,000	25,002,958
0.220%, due 04/21/10	10,377,000	10,375,732
Salisbury Receivables Co. LLC
0.200%, due 04/01/10	6,000,000	6,000,000
Sheffield Receivables Corp.
0.170%, due 04/07/10	10,000,000	9,999,716
0.180%, due 04/26/10	10,000,000	9,998,750
0.180%, due 04/28/10	20,000,000	19,997,300
Thames Asset Global Securitization No. 1
0.210%, due 04/19/10	15,145,000	15,143,410
0.210%, due 04/20/10	25,000,000	24,997,229

		208,506,440

Asset backed-securities—3.84%
Clipper Receivables Co. LLC
0.205%, due 04/09/10	7,000,000	6,999,681
0.230%, due 05/24/10	25,000,000	24,991,534
Grampian Funding LLC
0.230%, due 04/15/10	14,000,000	13,998,748
0.260%, due 05/04/10	15,000,000	14,996,425

		60,986,388

Banking-non-US—5.29%
BPCE SA
0.280%, due 06/22/10	15,000,000	14,990,433
Intesa Funding LLC
0.200%, due 04/21/10	40,000,000	39,995,556

UBS Retirement Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(concluded)
Banking-non-US—(concluded)
KBC Financial Products International, Ltd.
0.270%, due 05/05/10	25,000,000	24,993,625
Westpac Securitization NZ Ltd.
0.320%, due 04/21/10(2),(3)	4,000,000	4,000,000

		83,979,614

Banking-US—14.77%
Bank of America Corp.
0.200%, due 04/29/10	20,000,000	19,996,889
Barclays US Funding Corp.
0.200%, due 05/03/10	10,000,000	9,998,222
CBA (Delaware) Finance, Inc.
0.300%, due 06/23/10	15,000,000	14,989,625
Credit Agricole CIB
0.200%, due 05/03/10	25,000,000	24,995,556
Danske Corp.
0.175%, due 04/19/10	25,000,000	24,997,812
Deutsche Bank Financial LLC
0.190%, due 04/07/10	20,000,000	19,999,367
Dexia Delaware LLC
0.240%, due 04/13/10	38,500,000	38,496,920
Fortis Funding LLC
0.090%, due 04/01/10	15,000,000	15,000,000
0.200%, due 04/08/10	10,000,000	9,999,611
ING (US) Funding LLC
0.200%, due 04/30/10	25,000,000	24,995,972
0.320%, due 06/16/10	10,000,000	9,993,244
Natixis US Finance Co.
0.275%, due 04/01/10	15,000,000	15,000,000
0.210%, due 04/08/10	6,000,000	5,999,755

		234,462,973

Brokerage—0.76%
RBS Holdings USA, Inc.
0.200%, due 05/03/10	12,000,000	11,997,867

Finance-captive automotive—1.57%
Toyota Motor Credit Corp.
0.190%, due 04/05/10	5,000,000	4,999,894
0.270%, due 04/07/10	10,000,000	9,999,550
0.230%, due 05/06/10	10,000,000	9,997,764

		24,997,208

Finance-noncaptive diversified—0.94%
General Electric Capital Corp.
0.210%, due 05/03/10	15,000,000	14,997,200

Insurance-life—0.98%
Massachusetts Mutual Life Insurance Co.
0.220%, due 04/12/10	15,500,000	15,498,958

Technology-software—1.83%
Hewlett Packard Co.
0.150%, due 04/29/10	29,000,000	28,996,617

Transportation services—1.36%
United Parcel Service, Inc.
0.120%, due 05/03/10	21,600,000	21,597,696

Total commercial paper (cost—$706,020,961)		706,020,961

UBS Retirement Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term corporate obligations—1.48%
Banking-non-US—0.28%
Commonwealth Bank of Australia
0.269%, due 04/28/10(2),(3)	4,500,000	4,500,000

Finance-captive automotive—0.25%
Toyota Motor Credit Corp.
0.230%, due 04/12/10(2)	4,000,000	4,000,000

Supranationals—0.95%
International Bank for Reconstruction & Development
0.240%, due 06/28/10(1)	15,000,000	14,991,200

Total short-term corporate obligations (cost—$23,491,200)		23,491,200

Repurchase agreements—20.09%
Repurchase agreement dated 03/31/10 with Barclays Bank PLC, 0.020% due 04/01/10, collateralized by $2,800,000 Asian Development Bank obligations, 4.500% due 09/04/12, $42,787,000 Federal Farm Credit Bank obligations, 2.480% due 10/28/13 and $94,101,000 Federal Home Loan Mortgage Corp. obligations, 3.125% due 10/25/10; (value—$142,800,785); proceeds: $140,000,078	140,000,000	140,000,000
Repurchase agreement dated 03/31/10 with Deutsche Bank Securities Inc., 0.020% due 04/01/10, collateralized by $45,575,000 Federal Home Loan Bank obligations, 2.000% to 5.250% due 06/24/13 to 12/09/22, $166,111,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.625% due 06/14/10 to 11/18/39, $29,956,000 Federal National Mortgage Association obligations, 4.375% to 5.590% due 10/15/15 to 04/19/27 and $43,000,000 Federal National Mortgage Association Strips obligations, zero coupon due 11/15/27; (value—181,560,774); proceeds: $178,000,099	178,000,000	178,000,000
Repurchase agreement dated 03/31/10 with State Street Bank & Trust Co., 0.000% due 04/01/10, collateralized by $832,398 US Treasury Bills, zero coupon due 04/15/10 to 05/06/10; (value—$832,322); proceeds: $816,000	816,000	816,000

Total repurchase agreements (cost—$318,816,000)		318,816,000

Total investments (cost—$1,662,322,442 which approximates cost for federal income tax purposes)(4)—104.74%		1,662,322,442

Liabilities in excess of other assets—(4.74)%		(75,290,106)

Net assets (applicable to 1,587,020,601 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		1,587,032,336

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2010 and reset periodically.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.54% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

UBS Retirement Money Fund

Schedule of investments – March 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	325,493,940	—	325,493,940
Certificates of deposit	—	288,500,341	—	288,500,341
Commercial paper	—	706,020,961	—	706,020,961
Short-term corporate obligations	—	23,491,200	—	23,491,200
Repurchase agreements	—	318,816,000	—	318,816,000

Total	—	1,662,322,442	—	1,662,322,442

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended March 31, 2010.

The advisor earns a management fee from UBS Private Money Market LLC.

Security description	Value at 06/30/09 ($)	Purchases during the nine months ended 03/31/10 ($)	Sales during the nine months ended 03/31/10 ($)	Value at 03/31/10 ($)	Net income earned from affiliate for the nine months ended 03/31/10 ($)
UBS Private Money Market Fund LLC	40,800,000	119,340,000	160,140,000	—	8,149

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	75.4
Japan	6.3
Italy	4.8
Belgium	2.7
Australia	2.6
United Kingdom	2.5
Canada	2.4
France	2.4
Netherlands	0.9

Total	100.0

Weighted average maturity—36 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2009.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 28, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 28, 2010